Cover	Aug. 19, 2026
Cover [Abstract]
Entity Registrant Name	Cosmos Health Inc.
Entity Central Index Key	0001474167
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Aug. 19, 2026
Entity Incorporation State Country Code	NV
Entity File Number	000-54436
Entity Tax Identification Number	27-0611758
Entity Address Address Line 1	5 Agiou Georgiou Str
Entity Address Address Line 2	Pilea
Entity Address City Or Town	Thessaloniki
Entity Address Country	GR
Entity Address Postal Zip Code	60604
City Area Code	312
Local Phone Number	865-0026
Security 12b Title	Common Stock, $.001 par value
Trading Symbol	COSM
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false